Note 12 - Capital Structure	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
(12)	Capital Structure

During
2017,
the Company issued
69,118,158
new shares for the exercise of options, representing
5.32%
of the total shares outstanding as of
December 31, 2017.

On
April 6, 2017,
the Company announced that it entered into a share purchase agreement with Fosun Industrial Holdings Limited (“Fosun”), a wholly owned subsidiary of Fosun International Limited (
00656.HK
) for a private placement of
66,000,000
ordinary shares (equivalent to
3,300,000
ADS) of the Company, at purchase price of
US$0.44185
per ordinary share equivalent to
US$8.837
per ADS), for a total investment of
US$29,162.10.
The purchase price represents the average closing price of the past
20
trading days prior to the signing of the share purchase agreement between Fosun and the Company on
March 29, 2017.
Fosun holds
5.08%
of the total shares outstanding as of
December 31, 2017
and its purchased shares are subject to a contractual
one
-year lock-up.

During
2016,
the Company issued
2,597,400
new shares for the exercise of options, representing
0.22%
of the total shares outstanding as of
December 31, 2016.

During
2016,
the Company issued
7,416,000
new shares for acquisition of additional interest in a subsidiary, representing
0.64%
of total shares outstanding as of
December 31, 2016.

During
2015,
the Company repurchased
2,261,100
shares from the public market, representing
0.20%
of the total shares outstanding as of
December 31, 2015.

During
2015,
the Company issued
4,493,620
new shares and utilized
2,261,100
repurchased shares for the exercise of options, representing
0.59%
of the total shares outstanding as of
December 31, 2015.

In
November 2014,
the Group entered into share purchase agreements with the Employee Companies, for the issuance of up to
100,000,000
ordinary shares of the Group. In
December 2014,
the Group increased the new shares issued to the Employee Companies to
150,000,000
ordinary shares. The total
150,000,000
ordinary shares represented approximately
13.04%
of the total enlarged outstanding share capital as of
December 31, 2014.
The subscription price for the
100,000,000
ordinary shares is
US$0.27
per ordinary share or
US$5.40
per ADS, while the subscription price for the additional
50,000,000
ordinary shares is
US$0.29
per ordinary share or
US$5.8
per ADS, both of which were the average closing prices for the
20
trading days prior to the board approvals of such transactions. Accordingly, the Group considers that the employees have subscribed these shares at prices that were set at the best estimation of the future market prices on issuance date, and the Group has no
intention to compensate the employees with a below market price subscription; therefore, the Group has not
recorded any share-based compensation expenses related to any price deviations of the Group’s ordinary shares from the board approval dates to issuances of these shares. The shares purchased by the Employee Companies are subject to
180
days lock-up. The sale of shares to the Employee Companies was completed on
December 17, 2014.

In order to facilitate the purchase of shares by employees as described above, the Group has granted a loan to Employee Companies. The loans bear interest at a rate of
3.0%
per annum and is repayable upon the sale of the shares by employees, termination of employment or within two
years, whichever comes first. The interest rate is determined with reference to fair market prices and therefore no
interest-related compensation expense is recorded. Please refer to Note
2
(m) for accounting policy details. The repayment of the loan was further extended to
June 2018.